UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05216

ELFUN INTERNATIONAL EQUITY FUND

(Exact name of registrant as specified in charter)

STATE STREET FINANCIAL CENTER

ONE LINCOLN STREET

P.O. BOX 5049

BOSTON, MASSACHUSETTS 02111

(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service) Joshua A. Weinberg, Esq. Vice President and Managing Counsel SSGA Funds Management, Inc. One Lincoln Street Boston, MA 02111	Copy to: Timothy W. Diggins, Esq. Ropes & Gray LLP 800 Boylston Street Boston, MA 02199-3600

Registrant’s telephone number, including area code: (617) 664-7037

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

Item 1.	Schedule of Investments.

Elfun International Equity Fund Schedule of Investments	September 30, 2017 (Unaudited)

	Number of Shares	Fair Value
Common Stock – 97.3% †
Australia – 0.7%
Suncorp Group Ltd.	161,472	$1,653,421
Belgium – 2.2%
Anheuser-Busch InBev S.A.	42,442	5,082,718
Canada – 2.4%
Brookfield Asset Management Inc., Class A	29,978	1,234,931	(a	)
Cenovus Energy Inc.	159,841	1,598,858	(a	)
Seven Generations Energy Ltd., Class A	170,807	2,695,982	(b	)
		5,529,771
China – 1.2%
NetEase Inc. ADR	10,380	2,738,348
France – 12.4%
Airbus SE	33,703	3,203,829
AXA S.A.	120,497	3,645,333
BNP Paribas S.A.	67,582	5,452,861
Sanofi	33,248	3,302,077
Schneider Electric SE	49,308	4,292,032	(b	)
Valeo S.A.	60,201	4,468,027
Vivendi S.A.	161,443	4,088,174
		28,452,333
Germany – 11.8%
Bayer AG	40,442	5,512,551
Fresenius SE & Company KGaA	28,139	2,270,398
HeidelbergCement AG	33,247	3,418,320
Infineon Technologies AG	141,628	3,561,290
KION Group AG	36,187	3,463,917
SAP SE	36,183	3,964,863
Wacker Chemie AG	17,917	2,569,312
Zalando SE	50,483	2,530,473	(b,c	)
		27,291,124
Hong Kong – 2.0%
AIA Group Ltd.	616,767	4,548,348
India – 2.4%
ICICI Bank Ltd.	648,031	2,744,112
Power Grid Corporation of India Ltd.	882,858	2,851,853
		5,595,965
Ireland – 1.4%
Kerry Group PLC, Class A	34,175	3,284,251
Italy – 1.9%
Intesa Sanpaolo S.p.A.	1,228,257	4,344,518
Japan – 24.9%
Daikin Industries Ltd.	41,800	4,231,431
FANUC Corp.	21,200	4,292,169
Kao Corp.	63,400	3,728,583
Keyence Corp.	6,500	3,450,229
Komatsu Ltd.	155,100	4,410,564
Mitsubishi Estate Company Ltd.	143,459	2,493,471
Mitsubishi UFJ Financial Group Inc.	771,600	5,008,734
Mitsui Fudosan Company Ltd.	148,518	3,219,330
Murata Manufacturing Company Ltd.	22,597	3,320,343
Nidec Corp.	39,700	4,874,108
Secom Company Ltd.	43,000	3,133,176
Sekisui House Ltd.	212,100	3,573,470
Shimano Inc.	20,200	2,689,984
SoftBank Group Corp.	54,101	4,365,953

	Number of Shares	Fair Value
Subaru Corp.	79,000	$2,849,376
Tokio Marine Holdings Inc.	45,200	1,767,604
		57,408,525
Netherlands – 5.5%
ASML Holding N.V.	32,349	5,508,899
ING Groep N.V.	204,443	3,770,401
NXP Semiconductors N.V.	29,606	3,348,143	(b	)
		12,627,443
Norway – 1.8%
Statoil ASA	205,228	4,106,983
Portugal – 1.1%
Galp Energia SGPS S.A.	144,496	2,561,492
South Africa – 1.4%
Naspers Ltd., Class N	14,510	3,137,878
Novus Holdings Ltd.	5,019	2,427
		3,140,305
South Korea – 0.6%
Samsung Electronics Company Ltd.	638	1,428,238
Spain – 1.2%
Banco Bilbao Vizcaya Argentaria S.A.	309,278	2,764,515
Sweden – 3.3%
Assa Abloy AB, Class B	193,394	4,406,977
Hexagon AB, Class B	62,669	3,099,533
		7,506,510
Switzerland – 7.3%
Givaudan S.A.	1,469	3,198,825
Nestle S.A.	89,594	7,509,377
Roche Holding AG	23,946	6,117,664
		16,825,866
Taiwan – 1.5%
Taiwan Semiconductor Manufacturing Company Ltd.	485,900	3,469,112
United Kingdom – 10.3%
Barclays PLC	1,113,623	2,888,827
BHP Billiton PLC	236,506	4,171,017
Prudential PLC	160,148	3,838,519
Shire PLC	73,646	3,742,814
Smith & Nephew PLC	177,763	3,214,922
Vodafone Group PLC	1,466,191	4,107,336
WPP PLC	97,931	1,819,739
		23,783,174
Total Common Stock (Cost $184,121,119)		224,142,960
Short-Term Investments – 2.7%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.96% (Cost $6,301,655)	6,301,655	6,301,655	(d,e	)
Total Investments (Cost $190,422,774)		230,444,615
Other Assets and Liabilities, net – 0.0% *		33,523

NET ASSETS – 100.0%		$230,478,138

Other Information:

The Fund had the following short futures contracts open at September 30, 2017:

Description	Expiration date	Number of Contracts	Notional Amount	Current Notional Value	Unrealized Depreciation
MSCI EAFE Mini Index Futures	December 2017	14	(1,370,468)	$(1,384,894)	$(14,426)

Elfun International Equity Fund Schedule of Investments	September 30, 2017 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	At September 30, 2017, all or a portion of this security was pledged to cover collateral requirements for futures.
(b)	Non-income producing security.
(c)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2017, these securities amounted to $2,530,473 or 1.10% of the net assets of the Elfun International Equity Fund. These securities have been determined to be liquid using procedures established by the Fund’s Board of Trustees.
(d)	Sponsored by SSGA Funds Management, Inc., the Funds’ investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Funds’ sub-administrator, custodian and accounting agent.
(e)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of September 30, 2017.
*	Less than 0.05%.

Abbreviation:

ADR	American Depositary Receipt

The Fund was invested in the following sectors at September 30, 2017 (unaudited):

Sector	Percentage (based on Fair Value)
Diversified Banks	11.71%
Pharmaceuticals	6.48%
Packaged Foods & Meats	4.68%
Semiconductors	4.50%
Electrical Components & Equipment	3.98%
Building Products	3.75%
Wireless Telecommunication Services	3.68%
Life & Health Insurance	3.64%
Integrated Oil & Gas	3.59%
Construction Machinery & Heavy Trucks	3.42%
Electronic Equipment & Instruments	2.84%
Specialty Chemicals	2.50%
Diversified Real Estate Activities	2.48%
Semiconductor Equipment	2.39%
Brewers	2.21%
Auto Parts & Equipment	1.94%
Industrial Machinery	1.86%
Diversified Metals & Mining	1.81%
Movies & Entertainment	1.77%
Application Software	1.72%
Biotechnology	1.62%
Personal Products	1.62%
Multi-Line Insurance	1.58%
Home Building	1.55%
Property & Casualty Insurance	1.48%
Construction Materials	1.48%
Electronic Components	1.44%
Healthcare Equipment	1.39%
Aerospace & Defense	1.39%
Cable & Satellite	1.36%
Security & Alarm Services	1.36%
Electric Utilities	1.24%
Automobile Manufacturers	1.24%
Internet Software & Services	1.19%
Oil & Gas Exploration & Production	1.17%
Leisure Products	1.17%
Internet & Direct Marketing Retail	1.10%
Healthcare Services	0.99%
Advertising	0.79%
Technology Hardware, Storage & Peripherals	0.62%
Asset Management & Custody Banks	0.54%
Commercial Printing	0.00%**

97.27%

Short-Term Investments
Short-Term Investments	2.73%

2.73%

100.00%

** Less than 0.005%

Affiliate Table

	Number of Shares Held at 12/31/16	Value At 12/31/16	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/17	Value at 9/30/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	6,981,686	6,981,686	39,642,287	40,322,318	—	—	6,301,655	$6,301,655	24,610
State Street Institutional U.S. Government Money Market Fund - Premier Class	—	—	4,577,575	4,577,575	—	—	—	—	230

TOTAL		$6,981,686	$44,219,862	$44,899,893	$—	$—		$6,301,655	$24,840

The following table presents the Fund’s investments measured at fair value on a recurring basis at September 30, 2017:

Fund	Investments	Level 1	Level 2	Level 3	Total
Elfun International Equity Fund	Investments in Securities
	Common Stock	$224,142,960	$—	$—	$224,142,960
	Short-Term Investments	6,301,655	—	—	6,301,655

	Total Investments in Securities	$230,444,615	$—	$—	$230,444,615

	Other Financial Instruments
	Short Futures Contracts - Unrealized Depreciation	$(14,426)	$—	$—	$(14,426)

Notes to Schedule of Investments

September 30, 2017 (Unaudited)

Security Valuation

The Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value the Fund’s investments by major category are as follows:

•	Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value per share or unit.

•	Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017 is disclosed in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Fund had no transfers between levels for the period ended September 30, 2017.

Futures Contracts

The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.

Income Taxes

At September 30, 2017, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

	Cost of Investments for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)
Elfun International Equity Fund	$193,345,162	$44,832,085	$(7,732,632)	$37,099,453

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))), are effective as of a date within 90 days prior to the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Separate certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached: EX-99 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun International Equity Fund

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Date: November 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer)

Date: November 21, 2017

By:	/s/ Bruce Rosenberg
Bruce Rosenberg
Treasurer (Principal Financial Officer)

Date: November 21, 2017